Expense Example - TIFF Multi-Asset Fund - TIFF Multi-Asset Fund	Jul. 01, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 193
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	$ 2,222